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Summary Prospectus

February 29, 2012, as supplemented through October 31, 2012.

American Independence
Dynamic Conservative Plus Fund

Institutional | TBBIX | 026762419
Class A | AABBX | 026762393

The Fund’s statutory Prospectus and Statement of Additional Information dated February 29, 2012, are incorporated into and made part of this Summary Prospectus by reference. Before you invest, you may want to review the Fund’s Prospectus, which contains more information about the Fund and its risks. You can find the Fund’s Prospectus and other information about the Fund online at www.aifunds.com. You can also get this information at no cost by calling 866-410-2006 or by sending an e-mail request to info@americanindependence.com.

The Securities and Exchange Commission (SEC) has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal o ense.

Not FDIC Insured •May Lose Value •No Bank Guarantee

Dynamic Conservative Plus Fund

FUND SUMMARY – DYNAMIC CONSERVATIVE PLUS FUND

Investment Objectives/Goals.

The Fund’s goal is to maximize investors’ total return through capital appreciation and current income as is consistent with liquidity and safety of principal.

Fees and Expenses of the Fund.

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in the Fund.  More information about these and other discounts is available from your financial professional and in “Investing With The Fund” starting on page 10 of the Fund’s Prospectus.

Institutional Class Shares	Class A Shares

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	4.25%
Maximum Deferred Sales Charge (Load) (as a percentage of the Net Asset Value purchase)	None	None
Redemption Fee	None	None

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Management Fee	0.50%	0.50%
Distribution and Service (12b-1) Fees	None	0.25%(1)
Other Expenses	0.86%	0.86%
Acquired Fund Fees and Expenses	0.02%	0.02%
Total Annual Fund Operating Expenses(2)	1.38%	1.63%
Fee Waivers and Expense Reimbursements(3)	-0.06%	-0.06%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements(2)(3)	1.32%	1.57%

(1)   The Board has approved a Rule 12b-1 plan with a 0.25% distribution fee for Class A Shares. In addition, the Board has approved a Shareholder Services Plan for Class A Shares which would provide for a fee paid monthly at an annual rate of up to 0.25%. At the present time, the Fund is not assessing the distribution fee and is assessing the full 0.25% shareholder servicing fee.

(2)   Total Annual Fund Operating Expenses and Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements are based on estimated amounts for the current fiscal year due to a change in distribution fees waived and a new expense limitation agreement. Last fiscal year’s fees as provided in the Fund’s Financial Highlights are different.

(3)   American Independence Financial Services, LLC (“AIFS” or the “Adviser”) has contractually agreed to reduce the management fee and reimburse expenses until March 1, 2013 in order to keep the Total Annual Fund Operating Expenses at 1.30% and 1.55% of the Fund’s average net assets for the Institutional Class Shares and Class A Shares, respectively. The contractual expense limitation does not apply to “Acquired Fund Fees and Expenses.” The Adviser is permitted to seek reimbursement from the Fund, subject to limitations, for fees it waived and Fund expenses it paid in any fiscal year of the Fund over the following three fiscal years, as long as the reimbursement does not cause the Fund’s operating expenses to exceed the expense limitation. The expense limitation may be terminated only by approval of the Board of Trustees.

Back Cover

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years
Institutional Class Shares	$134	$431	$750	$1,652
Class A Shares	$578	$912	$1,268	$2,271

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in the annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 839% of the average value of its portfolio.

Principal Investment Strategies, Risks and Performance.

Principal Strategies.  Under normal market conditions, the Fund intends to invest in the following manner:

➢  At least 80% of its net assets, plus borrowings for investment purposes, will be invested in U.S. Treasury securities or Treasury related exchange-traded funds (“ETFs”);

➢  The Fund expects to maintain an average duration between -12 and 12 years. The Adviser determines the duration based upon its proprietary Interest Rate Scorecard (“Scorecard”). The Scorecard is a highly disciplined, quantitative approach that is statistically based and employed to determine the interest rate outlook. The Scorecard is grounded on the basic economic theory of interest rate behavior and combines measures of economic growth, e.g. employment growth, and inflationary expectations, e.g. the behavior of precious metals prices and the recent trend in interest rates.  The Interest Rate Scorecard seeks to identify both the cyclical path of interest rates as well as short term deviations away from it. The rate outlook is reviewed on a monthly basis to manage risk and take advantage of short term deviations from the general trend in rates. The duration of the portfolio is adjusted monthly to reflect the interest rate outlook from the Scorecard which falls in one of five categories. If the Scorecard indicates higher rates, the Adviser will position the portfolio with a duration of roughly -12 years (implemented typically through the use of inverse ETFs or Treasury related derivatives) if the outlook is Fully Bearish, or 50% of the benchmark, the Barclays Capital U.S. Treasury Index (about 3.0 years), if it is Moderately Bearish. If the Scorecard is indeterminate, the Adviser will match the duration of the benchmark (about 6.0 years). If the Scorecard signals lower rates, the Adviser will position the portfolio with a duration of 150% of the benchmark (about 9.0 years) if Moderately Bullish, or 200% of the benchmark (about 12 years) if the outlook is Fully Bullish. By using leveraged ETFs, the Fund could possibly sustain a substantial loss in volatile markets.

➢  100% of the Fund’s total assets will be invested in U.S. dollar-denominated securities; and

➢  The Fund may invest in derivatives (options and futures) for hedging and non-hedging purposes, such as to manage the effective duration of the Fund or as a substitute for direct investment.

Main types of securities the Fund may hold:

➢  U.S. Treasury securities including Treasury Bills, Treasury Notes and Treasury Bonds

➢  Treasury related ETFs, including leveraged ETFs

➢  Futures and Options

➢  Short term money market securities, including cash, money market mutual funds and Treasury Bills

Principal Risks.  Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. The Fund is subject to management risk and may not achieve its objective if the Adviser’s expectations regarding particular securities or markets are not met. A summary of the principal risks of investing in the Fund can be found below:

Interest Rate Risk. Debt securities are subject to the risk that the market value will decline because of rising interest rates. A rise in interest rates generally means a fall in bond prices and, in turn, a fall in the value of your investment. Debt securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than debt securities with shorter durations.

Concentration Risk. Since a large percentage of the Fund’s assets will be invested in the securities of the U.S. Government and Treasury related ETFs, any change in the value of those securities could significantly affect the value of your investment in the Fund.

Derivatives Risk. Derivatives are subject to the risk of changes in the market price of the security, credit risk with respect to the counterparty to the derivative instrument, and the risk of loss due to changes in interest rates. The use of certain derivatives, including futures contracts, may also have a leveraging effect, which may increase the volatility of the Portfolio. The use of derivatives may reduce returns for the Fund.

Leveraging Risks. Leverage involves special risks. There is no assurance that the Fund will leverage its portfolio or, if it does, that the Fund’s leveraging strategy will be successful. If the Fund leverages its portfolio, including through the use of leveraged ETFs, the Fund may be more volatile than if it had not been leveraged because the leverage tends to exaggerate any effect of the increase or decrease in the value of the Fund’s portfolio securities. The Fund cannot assure you that the use of leverage will result in a higher return on your investment, and using leverage could result in a net loss on your investment. Registered investment companies such as the Fund are limited in their ability to engage in short selling and derivative transactions and are required to identify and earmark assets to provide asset coverage for short positions and derivative transactions. The Fund’s transactions in futures contracts, swaps and other derivatives could also affect the amount, timing and character of distributions to shareholders which may result in the Fund realizing more short-term capital gains and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

Management Style Risk.   The ability of the Fund to meet its investment objective is directly related to the Adviser’s investment strategies for the Fund.  The value of your investment in the Fund may vary with the effectiveness of the Adviser’s research, analysis and asset allocation among portfolio securities.  If the Adviser’s investment strategies do not produce the expected results, your investment could be diminished or even lost.

ETF Risks.  The following are various types of risks to which the Fund is subject based on the certain types of ETFs in which the Fund will be investing:

General ETF Risk.  The cost to a shareholder of investing in the Fund may be higher than the cost of investing directly in ETF shares and may be higher than other mutual funds that invest directly in equities.  You will indirectly bear fees and expenses charged by the ETFs in addition to the Fund’s direct fees and expenses.

Swap or Counterparty Risk. The inverse ETFs employed in the strategy utilize swaps and may entail certain risks, including, in some or all cases, aggressive investment techniques (futures contracts, options, forward contracts, swap agreements and similar instruments), correlation or inverse correlation, leverage and market price variance, all of which can increase volatility and decrease performance. The ETFs are non-diversified and may be more susceptible to single issuer risk than a more diversified fund.

Tracking Error Risk.  There is no assurance the ETFs the Fund may utilize will achieve their objectives. Additionally, since many ETFs are managed to reflect daily price change objectives, there will be a compounding effect if the ETFs are held for longer than one day.

Short Selling Risk. The inverse ETFs or U.S. Treasury-related derivatives that the Fund may use may have the effect of short selling U. S. Treasury securities.  The Fund will incur a loss as a result of a short sale if the price of the security sold short increases in value between the date of the short sale and the date on which the Fund purchases the security to replace the borrowed security. In addition, a lender may request, or market conditions may dictate, that securities sold short be returned to the lender on short notice, and the Fund may have to buy the securities sold short at an unfavorable price. The Fund’s losses are potentially unlimited in a short sale transaction. Short sales are speculative transactions and involve special risks, including greater reliance on the adviser‘s ability to accurately anticipate the future value of a security. Furthermore, taking short positions in securities results in a form of leverage, which may cause the Fund to be more volatile.

Duration Risk. Duration is a measure of the sensitivity of a security's price to changes in interest rates. The longer a security's duration, the more sensitive it will be to changes in interest rates. Similarly, a fund with longer average fund duration will be more sensitive to changes in interest rates than a fund with a shorter average fund duration.

High Portfolio Turnover Rate Risk. High portfolio turnover rates could generate capital gains that must be distributed to shareholders as short-term capital gains taxed at ordinary income rates (currently as high as 35%) and could increase brokerage commission costs.

Non-Diversified Fund Risk.  The Fund is “non-diversified” and therefore not required to meet certain diversification requirements under federal laws. The Fund may invest a greater percentage of its assets in the securities of an issuer. However, a decline in the value of a single investment could cause the Fund’s overall value to decline to a greater degree than if the Fund held a more diversified portfolio.

Investments in the Fund are not deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency.

You could lose money by investing in the Fund.

Past Performance.  The bar chart and the table listed below give some indication of the risks of an investment in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for the 1 year and since inception period compare with those of the Fund’s benchmark, the Barclays Capital U.S. Treasury Index. The Fund has been in existence since July 8, 2010.

Of course, past performance (before and after taxes) does not indicate how a Fund will perform in the future.

The returns in the bar chart below are for the Institutional Class and do not include sales loads or account fees; if such amounts were reflected, returns would be less than those shown. Returns for Class A Shares will differ because of differences in the expenses of each class.

Updated performance figures are available on the Fund’s website at www.aifunds.com  or by calling the Fund at 1-888-266-8787. The Fund’s 30-day yield may be obtained by calling 1-888-266-8787.

Best quarter:	3.24%	4Q 2010
Worst quarter:	(3.30)%	3Q 2011

AVERAGE ANNUAL TOTAL RETURNS For the Period Ended December 31, 2011
	1 Year	Since Inception (7/8/2010)
Institutional Class Shares
Return Before Taxes	-8.94%	-1.96%
Return After Taxes on Distributions	-8.95%	-2.11%
Return After Taxes on Distributions and sale of shares	-5.81%	-1.74%
Class A Shares (Return before taxes)	-13.11%	-5.06%
Barclays Capital U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)	9.81%	6.69%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Class A Shares reflect deduction of sales charges.  After-tax returns for Class A, which are not shown, will vary from those shown for Institutional Class Shares.

Portfolio Management.

Investment Adviser. The investment adviser for the Fund is American Independence Financial Services, LLC. The manager responsible for the day to day management of the Fund is shown below:

Manager Name	Primary Title	Managed the Fund Since
Robert Campbell	Portfolio Manager	2012

Purchase and Sale Information.

Purchase minimums

	Institutional Class Shares	Class A Shares
Initial Purchase	$3,000,000	$5,000
Subsequent Purchases	$5,000	$250

How to purchase and redeem shares

•         Through Matrix Capital Group, Inc. (the “Distributor”)

•         Through banks, brokers and other investment representatives

•         Purchases: by completing an application and sending a check to the Fund at the address below (an application can be obtained through the Fund’s website at www.aifunds.com or by calling (888) 266-8787.

•         Redemptions: by calling (888) 266-8787 or by writing to the Fund at the address below:

American Independence Funds
P.O. Box 8045
Boston, MA 02266-8045

Tax Information.

The Fund intends to make distributions that may be taxed as ordinary income or capital gains, except when your investment is in an IRA, 401(k) plan or other tax-advantaged investment plan.

Financial Intermediary Compensation.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.